Income taxes - Expiration of non-capital losses for income tax purposes (Details) $ in Thousands	Dec. 31, 2025 CAD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 86,243
2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3
2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	278
2030
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1
2032
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	175
2033
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	9,095
2037
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5
2039
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	29
2040
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	406
2041
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,569
2042
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,576
2043
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,398
2044
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	500
No expiry
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 65,208